Related Party Transactions and Balances - Schedule of Related Parties and their Relationships (Details)	6 Months Ended
Dec. 31, 2025
Mr. Lee, Yat Lung Andrew (“Mr. Lee”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	A shareholder of the Company [1]
Corpotech Limited (“Corpotech”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship of related parties with the company	22.5% indirectly owned by the Company

[1]	On December 31, 2025, CITD completed the sale of its entire interest in Rosy Depot Limited, which holds 1,600,000 Class A Ordinary Shares of the Company. As a result, CITD was not considered as the Company’s related party since then.